Shareholder Fees (Vanguard FTSE All-World ex-US Small-Cap Index Fund, USD $)	18 Months Ended
Apr. 30, 2013
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(0.25%)
Account Service Fee (for certain fund account balances below $10,000)	$ 20
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(0.25%)
Account Service Fee (for certain fund account balances below $10,000)	$ 20
Institutional
Shareholder Fees (fees paid directly from your investment]
Purchase Fee Parenthetical	(other than on reinvested dividends or capital gains)
Retail
Shareholder Fees (fees paid directly from your investment]
Purchase Fee Parenthetical	(other than on reinvested dividends or capital gains)